PROVISIONS (CURRENT) (Tables)	12 Months Ended
Jun. 30, 2018
PROVISIONS (CURRENT) [Abstract]
Provisions Current
	2018 US$000	2017 US$000

Provision for employee entitlements	22	17
	22	17